Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible assets

10	Intangible assets

	In-process research and development	Product and marketing rights	Goodwill	IT/Website costs	Total
	£'000	£'000	£'000	£'000	£'000

Cost

At 1 January 2015	12,600	-	2,291	12	14,903
Additions	-	-	-	3	3
Acquired in business combinations	-	17,989	9,952	-	27,941
Foreign exchange	-	332	213	-	545

At 31 December 2015	12,600	18,321	12,456	15	43,392

Additions	-	-	-	19	19
Foreign exchange	-	3,160	2,032	-	5,192
Disposals	-	-	-	(8)	(8)

At 31 December 2016	12,600	21,481	14,488	26	48,595

Additions	778	-	-	-	778
Foreign exchange	-	(1,625)	(1,044)	1	(2,668)

At 31 December 2017	13,378	19,856	13,444	27	46,705

	In-process	Product and
	research and	marketing		IT/Website
	development	rights	Goodwill	Costs	Total
	£'000	£'000	£'000	£'000	£'000

Accumulated amortisation

At 1 January 2015	1,800	-	-	9	1,809
Amortisation charge for the year	-	235	-	1	236
Foreign exchange	-	8	-	-	8

At 31 December 2015	1,800	243	-	10	2,053

Amortisation charge for the year	-	3,578	-	5	3,583
Impairment	-	11,413	-	-	11,413
Foreign exchange	-	374	-	-	374
At 31 December 2016	1,800	15,608	-	15	17,423

Amortisation charge for the year	-	1,574	-	3	1,577
Impairment	1,500	-	-	-	1,500
Foreign exchange	-	(1,443)	-	1	(1,442)
At 31 December 2017	3,300	15,739	-	19	19,058

Net book value
At 31 December 2017	10,078	4,117	13,444	8	27,647
At 31 December 2016	10,800	5,873	14,488	11	31,172
At 31 December 2015	10,800	18,078	12,456	5	41,339
At 1 January 2015	10,800	-	2,291	3	13,094

The individual intangible assets, excluding goodwill, which are material to the financial statements are:

	Carrying amount			Remaining amortisation period
	2017	2016	2015	2017	2016	2015
	£’000	£’000	£’000	(years)	(years)	(years)

Midatech Pharma (Wales) Limited acquired IPRD	9,300	10,800	10,800	n/a in process	n/a in process	n/a in process

Midatech Pharma US, Inc., product and marketing rights	1,995	3,557	15,570	Between 1 and 3	Between 1 and 4	Between 2 and 5

Zuplenz® product and marketing rights	2,122	2,316	2,508	11	12	13

MTX110 acquired IPRD	778	-	-	n/a in process	-	-
	14,195	16,673	28,878